MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 6.0%
Cable & Satellite - 2.0%
Comcast Corp. - Class A	49,571	$1,379,809

Integrated Telecommunication Services - 2.0%
Verizon Communications, Inc.	35,317	1,403,497

Interactive Media & Services - 2.0%
Match Group, Inc.	42,753	1,382,632
Total Communication Services		4,165,938

Consumer Discretionary - 15.8%
Automotive Parts & Equipment - 2.0%
Gentex Corp.	58,147	1,363,547

Distributors - 0.9%
Pool Corp.	2,475	660,973

Footwear - 2.0%
NIKE, Inc. - Class B	21,061	1,360,330

Home Improvement Retail - 2.0%
Home Depot, Inc.	3,620	1,374,116

Hotels, Resorts & Cruise Lines - 2.0%
Wyndham Hotels & Resorts, Inc.	18,625	1,367,634

Other Specialty Retail - 1.0%
Bath & Body Works, Inc.	28,371	694,522

Restaurants - 5.9%
Darden Restaurants, Inc.	7,665	1,380,850
McDonald's Corp.	4,562	1,361,437
Yum! Brands, Inc.	9,937	1,373,393
		4,115,680
Total Consumer Discretionary		10,936,802

Consumer Staples - 13.9%
Household Products - 6.0%
Clorox Co.	6,114	687,581
Colgate-Palmolive Co.	18,139	1,397,610
Kimberly-Clark Corp.	5,761	689,649

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Household Products - 6.0% (Continued)
Procter & Gamble Co.	9,247	$1,390,471
		4,165,311
Packaged Foods & Meats - 2.0%
Mondelez International, Inc. - Class A	23,685	1,360,940

Personal Care Products - 2.0%
Kenvue, Inc.	97,006	1,393,976

Soft Drinks & Non-alcoholic Beverages - 1.0%
Keurig Dr Pepper, Inc.	25,045	680,222

Tobacco - 2.9%
Altria Group, Inc.	23,939	1,349,681
Philip Morris International, Inc.	4,717	680,805
		2,030,486
Total Consumer Staples		9,630,935

Energy - 6.0%
Oil & Gas Storage & Transportation - 6.0%
Antero Midstream Corp.	78,368	1,351,848
Kinder Morgan, Inc.	26,432	692,254
ONEOK, Inc.	20,488	1,372,696
Williams Cos., Inc.	11,931	690,447
Total Energy		4,107,245

Financials - 22.0%
Asset Management & Custody Banks - 8.9%
Ares Management Corp. - Class A	9,283	1,380,475
Blackrock, Inc.	1,258	1,362,175
Blackstone, Inc.	9,198	1,348,795
Blue Owl Capital, Inc. - Class A	87,171	1,374,687
T Rowe Price Group, Inc.	6,699	686,848
		6,152,980
Consumer Finance - 1.1%
OneMain Holdings, Inc.	12,222	723,420

Financial Exchanges & Data - 2.0%
MarketAxess Holdings, Inc.	8,632	1,381,638

Insurance Brokers - 2.0%
Marsh & McLennan Cos., Inc.	7,747	1,380,128

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Investment Banking & Brokerage - 1.0%
Jefferies Financial Group, Inc.	12,912	$682,141

Life & Health Insurance - 1.0%
Aflac, Inc.	6,477	694,270

Property & Casualty Insurance - 3.0%
Cincinnati Financial Corp.	4,518	698,437
Fidelity National Financial, Inc.	25,132	1,388,292
		2,086,729
Reinsurance - 2.0%
Everest Group Ltd.	4,443	1,397,412

Transaction & Payment Processing Services - 1.0%
Fidelity National Information Services, Inc.	10,981	686,532
Total Financials		15,185,250

Health Care - 5.0%
Health Care Equipment - 4.0%
Abbott Laboratories	11,075	1,369,091
Medtronic PLC	15,108	1,370,296
		2,739,387
Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co.	15,335	706,484
Total Health Care		3,445,871

Industrials - 16.0%
Building Products - 2.0%
A O Smith Corp.	20,733	1,368,171

Data Processing & Outsourced Services - 3.0%
Broadridge Financial Solutions, Inc.	3,124	688,529
Genpact Ltd.	36,246	1,382,785
		2,071,314
Human Resource & Employment Services - 4.0%
Automatic Data Processing, Inc.	5,278	1,373,863
Paychex, Inc.	11,749	1,374,986
		2,748,849
Industrial Conglomerates - 1.0%
Honeywell International, Inc.	3,421	688,750

Industrial Machinery & Supplies & Components - 2.0%
Illinois Tool Works, Inc.	5,652	1,378,636

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Rail Transportation - 2.0%
Union Pacific Corp.	6,299	$1,388,111

Trading Companies & Distributors - 2.0%
Fastenal Co.	33,635	1,384,080
Total Industrials		11,027,911

Information Technology - 7.0%
IT Consulting & Other Services - 1.0%
Accenture PLC - Class A	2,762	690,776

Semiconductors - 2.0%
Texas Instruments, Inc.	8,565	1,382,905

Systems Software - 4.0%
Dolby Laboratories, Inc. - Class A	21,074	1,397,628
Gen Digital, Inc.	52,864	1,393,495
		2,791,123
Total Information Technology		4,864,804

Materials - 6.1%
Fertilizers & Agricultural Chemicals - 1.0%
CF Industries Holdings, Inc.	8,317	692,723

Industrial Gases - 2.0%
Air Products and Chemicals, Inc.	5,585	1,354,865

Paper & Plastic Packaging Products & Materials - 1.0%
Amcor PLC	87,037	687,593

Specialty Chemicals - 2.1%
RPM International, Inc.	12,659	1,383,375
Solstice Advanced Materials, Inc. (a)	1,688	76,056
		1,459,431
Total Materials		4,194,612

Utilities - 2.0%
Water Utilities - 2.0%
American Water Works Co., Inc.	10,856	1,394,236
TOTAL COMMON STOCKS (Cost $72,388,689)		68,953,604

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS	Shares	Value
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 4.03% (b)	78,356	$78,356
TOTAL MONEY MARKET FUNDS (Cost $78,356)		78,356

TOTAL INVESTMENTS - 99.9% (Cost $72,467,045)		$69,031,960
Other Assets in Excess of Liabilities - 0.1%		84,073
TOTAL NET ASSETS - 100.0%		$69,116,033

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MARKETDESK FOCUSED U.S. DIVIDEND ETF

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

MarketDesk Focused U.S. Dividend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$68,953,604	$—	$—	$68,953,604
Money Market Funds	78,356	—	—	78,356
Total Investments	$69,031,960	$—	$—	$69,031,960

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.